Average Annual Total Returns{- Fidelity Series Investment Grade Securitized Fund} - 08.31 Fidelity Series Investment Grade Securitized Fund PRO-05 - Fidelity Series Investment Grade Securitized Fund	Fidelity Series Investment Grade Securitized Fund Return Before Taxes Past 1 year	Fidelity Series Investment Grade Securitized Fund Return Before Taxes Since Inception		Fidelity Series Investment Grade Securitized Fund After Taxes on Distributions Past 1 year	Fidelity Series Investment Grade Securitized Fund After Taxes on Distributions Since Inception		Fidelity Series Investment Grade Securitized Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Investment Grade Securitized Fund After Taxes on Distributions and Sales Since Inception		LB371 Past 1 year	LB371 Since Inception
Total	(0.81%)	3.69%	[1]	(1.14%)	2.52%	[1]	(0.48%)	2.33%	[1]	(1.04%)	3.28%	[1]

[1]	(a)From August 17, 2018